Leases (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Leases [Abstract]
Additions to the right-of-use assets	$ 59,031	$ 152,817	$ 86,353
Total cash outflow for leases	$ 7,913	$ 133,121	$ 116,107
Short term lease term	12 months